Cash, Cash Equivalents and Restricted Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash, Cash Equivalents and Restricted Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS

NOTE 7 — CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS:

The following table provides a reconciliation of cash, cash equivalents and restricted cash equivalents reported on the consolidated balance sheet that sum to the same total amount as shown in the consolidated statement of cash flows.

	December 31,
	2023	2022
	(U.S. Dollars in thousands)
Cash and cash equivalents	56,377	38,463
Restricted bank deposits (1)	-	66
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	56,377	38,529

(1)

As of December 31, 2022, the Company’s restricted cash equivalents consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposit is presented at cost including accrued interest. This restricted bank deposit is used as security for credit card use and collateralizing the Company’s lease contracts.